Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) ₩ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Interest income	₩ 21,188,743	$ 14,668,058	₩ 22,013,341	₩ 20,641,554
Financial assets at FVTPL	303,458	210,071	236,793	192,094
Financial assets at FVTOCI	1,866,114	1,291,831	1,281,642	999,407
Financial assets at amortized cost	19,009,985	13,159,797	20,494,906	19,450,053
Insurance finance	9,186	6,359	0	0
Interest expense	(12,157,974)	(8,416,444)	(13,127,005)	(11,899,014)
Financial liabilities at amortized cost	(11,401,953)	(7,893,083)	(13,127,005)	(11,899,014)
Insurance finance	(756,021)	(523,361)	0	0
Total	9,030,769	6,251,614	8,886,336	8,742,540
Fees and commissions income	3,017,771	2,089,073	2,874,216	2,565,814
Fees and commissions expense	(857,367)	(593,518)	(788,046)	(845,333)
Net fees and commissions income	2,160,404	1,495,555	2,086,170	1,720,481
Dividend income	484,465	335,374	310,320	240,293
Insurance income	1,042,497	721,676	0	0
Insurance	1,005,778	696,257	0	0
Reinsurance	36,719	25,419	0	0
Insurance service expense	(938,626)	(649,771)	0	0
Insurance service	(901,614)	(624,149)	0	0
Reinsurance service	(37,012)	(25,622)	0	0
Net insurance income	103,871	71,905	0	0
Other insurance finance income and expenses	(378,130)	(261,763)	0	0
Net gain on financial instruments at FVTPL	725,939	502,536	1,492,783	488,486
Net gain (loss) on financial assets at FVTOCI	130,620	90,423	96,620	(37,641)
Net gain arising on financial assets at amortized cost	107,667	74,533	286,885	203,942
Impairment losses due to credit loss	(2,102,814)	(1,455,688)	(1,716,295)	(1,894,916)
General and administrative expenses	(5,179,621)	(3,585,629)	(4,468,973)	(4,443,433)
Other net operating expense	(1,408,362)	(974,949)	(2,718,656)	(1,520,723)
Operating income	3,674,808	2,543,911	4,255,190	3,499,029
Share of gain of joint ventures and associates	98,660	68,299	76,265	109,831
Other non-operating income (expense)	316,698	219,236	(108,608)	(91,407)
Non-operating income (expense)	415,358	287,535	(32,343)	18,424
Net income before income tax expense	4,090,166	2,831,446	4,222,847	3,517,453
Income tax expense	(862,658)	(597,180)	(1,051,378)	(890,559)
Net income	3,227,508	2,234,266	3,171,469	2,626,894
Other comprehensive income [abstract]
Net gain (loss) on valuation of equity securities at FVTOCI	100,259	69,405	(138,097)	193,191
Net gain on credit risk fluctuation of financial liabilities designated to be measured at FVTPL	(74)	(51)	1,348	0
Changes in capital due to equity method	(957)	(662)	(1,663)	8,603
Remeasurement loss related to defined benefit liabilities	(8,681)	(6,009)	(61,929)	(79,460)
Items that will not be reclassified to profit or loss	90,547	62,683	(200,341)	122,334
Net gain (loss) on valuation of debt securities at FVTOCI	(1,421,826)	(984,269)	172,155	532,334
Changes in capital due to equity method	(1,378)	(954)	(3,704)	(5,638)
Net gain (loss) on foreign currency translation of foreign operations	(116,405)	(80,583)	522,845	45,080
Net gain (loss) valuation of hedges of net investments in foreign operations	22,319	15,450	(114,827)	(14,049)
Net gain (loss) on valuation of cash flow hedge	(167,670)	(116,071)	6,591	(16,524)
Net financial gain on insurance contract assets (liabilities)	1,786,814	1,236,935	0	0
Net financial loss on reinsurance contract assets (liabilities)	(15,631)	(10,821)	0	0
Items that may be reclassified to profit or loss	86,223	59,687	583,060	541,203
Other comprehensive income(loss), net of tax	176,770	122,370	382,719	663,537
Total comprehensive income	3,404,278	2,356,636	3,554,188	3,290,431
Net income attributable to:
Net income attributable to shareholders	3,124,346	2,162,851	3,085,995	2,506,296
Net income attributable to non-controlling interests	103,162	71,415	85,474	120,598
Total comprehensive income attributable to:
Comprehensive income attributable to shareholders	3,251,616	2,250,955	3,454,620	3,164,464
Comprehensive income attributable to non-controlling interests	₩ 152,662	$ 105,681	₩ 99,568	₩ 125,967
Earnings per share
Basic earnings per share | (per share)	₩ 4,052	$ 2,805	₩ 3,950	₩ 3,230
Diluted earnings per share | (per share)	₩ 4,052	$ 2,805	₩ 3,950	₩ 3,230